Shareholder Report, Line Graph (Details) 198102_Roundhill Sports Betting - iGaming ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 03, 2020	Dec. 31, 2025
Roundhill Sports Betting & iGaming ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Roundhill Sports Betting & iGaming ETF NAV
Accumulated Value	$ 12,561	$ 11,394	$ 9,393	$ 16,191	$ 16,828	$ 10,000	$ 14,574
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 17,132	$ 14,675	$ 12,015	$ 14,712	$ 12,450	$ 10,000	$ 20,990